Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of trade and other receivables
	2020 €’000	2019 €’000
VAT recoverable	544	2
Prepayments	1,662	-
	2,206	2